Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
A summary of quarterly financial data is as follows ($ in ‘000’s):

	Quarter Ended
	June 30	September 30	December 31	March 31
Year ended March 31, 2016
Total revenues	$1,431	$1,437	$1,459	$1,555
Gross margin	$488	$436	$384	$582
Operating loss	$(1,616)	$(1,822)	$(2,679)	$(2,624)

	Quarter Ended
	June 30	September 30	December 31	March 31
Net loss attributable to common stockholders	$(6,607)	$(2,665)	$(3,000)	$(2,785)
Net loss per share attributable to common stockholders - basic and diluted	$(1.31)	$(0.41)	$(0.42)	$(0.26)

Year ended March 31, 2015
Total revenues	$937	$825	$975	$1,198
Gross margin	$339	$225	$235	$370
Operating loss	$(1,168)	$(1,375)	$(1,357)	$(1,693)
Net loss	$(2,297)	$(1,385)	$(1,408)	$(1,937)
Net loss per share attributable to common stockholders - basic and diluted	$(0.61)	$(0.64)	$(0.40)	$(0.79)